Stock-based Compensation (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 03, 2009 Minimum [Member]
Stock-based Compensation (Textual) [Abstract]
Issuance of common stock, share	15,000,000		15,000,000		4,000,000	4,000,000	0
Stock Based Compensation (Additional Textual) [Abstract]
Options available for grant	1,315,250
Fair value of shares vested	$ 800,000		$ 2,500,000
Total unrecognized compensation cost	900,000		1,400,000
Cost expected to recover over a weighted-average period of time	1 year 2 months 12 days		1 year 6 months
Total unrecognized compensation expense	$ 63,000		$ 100,000
Fair market value of options granted	$ 0.23	$ 0.48	$ 0.40	$ 0.53
Number of shares, Exercised	0		600,000	0
Common stock issuance			246,141